Reverse Stock-Split	12 Months Ended
Dec. 31, 2023
Reverse Stock-split
Reverse Stock-Split

Note 11 – Reverse Stock-Split

On April 25, 2024, the Company effected a reverse stock split of its common stock at a ratio of 1-for-10 (the “2024 Reverse Split”). Upon the effectiveness of the 2024 Reverse Split, every 10 issued shares of common stock were reclassified and combined into one share of common stock. In addition, the number of shares of common stock issuable upon the exercise of the Company’s equity awards, convertible securities and warrants was proportionally decreased, and the corresponding conversion price or exercise price was proportionally increased. No fractional shares were issued as a result of the 2024 Reverse Split. Accordingly, all share and per share amounts for all periods presented in these financial statements and notes thereto have been adjusted retroactively for the successor periods, where applicable, to reflect the Reverse Split and adjustment of the exercise price of each outstanding equity award, convertible security and warrant as if the transaction had occurred as of the beginning of the earliest period presented.